Condensed Statement of Operations (Parenthetical)	9 Months Ended
Sep. 30, 2021 shares
Common Class B [Member] | Founder Shares [Member]
Common Stock, Shares, Outstanding	5,072,246
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	760,837